DISPOSALS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2022
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

5. DISPOSALS OF CONSOLIDATED ENTITIES

ADG, SZTET, WHTET, and TDTDG were dissolved on January 28, June 14, May 31, and May 17, 2022, respectively. The dissolution of these companies result in minimal gain or loss for the year ended December 31, 2022.

None of the above-referenced dispositions in 2022 qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.